Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 983	$ 824	$ 2,766	$ 2,305
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	135	37	331	84
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	268	317	874	933
External Customers
Disaggregation of Revenue [Line Items]
Revenue	698	576	2,165	1,755
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	285	248	601	550
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	403	354	1,205	1,017
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	223	211	904	685
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	180	143	301	332
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	580	470	1,561	1,288
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	475	365	1,261	1,070
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 105	$ 105	$ 300	$ 218